Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents

	$ million
	Dec 31, 2023	Dec 31, 2022
Cash	5,886	6,608
Short-term bank deposits	6,590	5,147
Money market funds, reverse repos and other cash equivalents	26,298	28,491
Total	38,774	40,246